Income Taxes (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	May 17, 2022
Income Taxes [Line Items]
Expense at Federal Statutory Rate, Percentage	21.00%	21.00%
Deferred tax assets, capital loss carryforwards expiration beginning year	2023
Capital loss carryforward	$ 0	$ 7,531,000
General business credit carryforward	$ 76,000	76,000
Tax credit carry forward limitations on use description	As a result of the CARES Act the limitation has been increased to 50% for tax years 2019 and 2020.
Disallowed interest limited	$ 5,009,000
Unrecognized tax benefits	765,000
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 28,010,000	29,635,000
Operating loss carryforwards beginning year	2029
Operating loss carryforward decrease	$ 7,220,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 100,829	147,413,000
Operating loss carryforwards beginning year	2028
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 8,082,000	5,346,000
Headway Workforce Solutions [Member]
Income Taxes [Line Items]
Ownership percentage			100.00%
UNITED STATES
Income Taxes [Line Items]
Valuation allowance decreased	1,006.000
Expire in 2028 [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 28,010,000	24,505,000
Limitation On Taxable Income [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards		13,565,000
Limitation And Uncertain Tax [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards		$ 10,060,000